Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Granted loans to certain non-executive officers and directors	$ 16.7	$ 34.7
Total principal additions	1.8
Total principal reductions	$ 19.8